UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 29,2001
Check here if Amendment  [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Samuel James Limited
Address: 	32 West Pennsylvania Avenue
		2nd floor
		Towson, MD 21204

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: GABRIEL J. POGGI
Title: COO
Phone: 410-296-6605
Signature, Place, and Date of Signing:

	GABRIEL J. POGGI	Towson, MD	August 1, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	14

Form 13F Information Table Value Total:	$110,619 (in 1000's)


List of Other Included Managers:  NONE







Name of Issuer
Title of
Class
CUSIP
Value (x$1000)
SHRS
Investment
Other
Voting
Authority




Discretion
Managers

Coca Cola Co
COM
191216100
2025
45,000
Sole
None
45,000
E M C Corp Mass
COM
268648102
2416
82,600
Sole
None
82,600
General Elec Co
COM
369604103
8011
164,327
Sole
None
164,327
Goldman Sachs Group INC
COM
38141G104
2231
26,000
Sole
None
26,000
Intel Corp
COM
458140100
13497
461,437
Sole
None
461,437
International Rectifier Corp
COM
460254105
2032
59,600
Sole
None
59,600
JDS Uniphase
COM
46612J101
2063
165,000
Sole
None
165,000
J P Morgan Chase & Co
COM
46625H100
1934
43,500
Sole
None
43,500
Merck & Co
COM
589331107
9787
153,131
Sole
None
153,131
Microsoft Corp
COM
594918104
15764
215,943
Sole
None
215,943
Pfizer Inc
COM
717081103
8817
220,141
Sole
None
220,141
Schwab (Charles) Corp
COM
808513105
10167
645,532
Sole
None
645,532
Sun Microsystems INC
COM
866810104
2154
137,000
Sole
None
137,000
Weyerhaeuser Co
COM
962166104
29722
540,695
Sole
None
540,695